Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other assets [text block] [Abstract]
Schedule of other long term assets
			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2019	2020	2020
	N I S		U.S. dollars

Restricted cash	477	473	147
Leasing deposits	33	-	-

	510	473	147